Intangible Assets	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
10.    INTA
N
GIBLE ASSETS
Intangible assets consist of:

	Remaining weighted average useful life in years	2022	2021
Cost
Customer relationship intangibles	7	$388	$386
Computer software	4	474	463
Patents and licenses	7	304	314

		1,166	1,163
Accumulated depreciation
Customer relationship intangibles		(194)	(175)
Computer software		(362)	(360)
Patents and licenses		(158)	(135)

		$452	$493

The Company recorded $106 million and $114 million of amortization expense related to finite-lived intangible assets for the years ended December 31, 2022 and 2021, respectively. The Company currently estimates annual amortization expense to be $91 million for 2023, $77 million for 2024, $57 million for 2025, $50 million for 2026 and $43 million for 2027.